CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (771,316)	$ (118,550)	¥ (2,422,332)	¥ (1,466,287)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation of property and equipment	65,704	10,099	66,510	28,041
Amortization of intangible assets	150,092	23,069	145,063	57,810
Allowance for doubtful accounts	45,808	7,041	30,919	0
Change in fair value of contingent consideration	5,572	856	(1,225)	0
Foreign exchange loss	673	103	7,597	106,271
Loss from disposal of property and equipment	562	86	859	210
Share-based compensation expenses	98,675	15,166	92,419	65,143
Change in deferred tax liabilities	(2,314)	(356)	(2,322)	(1,057)
Changes in operating assets and liabilities:
Accounts receivable	(64,286)	(9,881)	(92,147)	(74,475)
Amounts due from related parties	283,901	43,635	(395,228)	(59,367)
Prepayments and other current assets	691,932	106,348	(379,924)	(593,972)
Accrued interests of yield enhancement products	15,114	2,323	(29,318)	(6,374)
Other non-current assets	(9,668)	(1,486)	288,460	(317,775)
Accounts payable	(167,262)	(25,708)	133,809	370,438
Amounts due to related parties	54,398	8,361	3,764	28,762
Salary and welfare payable	(4,930)	(758)	42,688	66,728
Taxes payable	20,417	3,138	(1,075)	4,089
Advances from customers	(595,876)	(91,584)	668,567	486,301
Accrued expenses and other liabilities	(221,018)	(33,970)	(399,107)	775,008
Accrued interests of amounts due to the individual investors of yield enhancement products	(11,183)	(1,719)	8,065	4,679
Non-current liabilities	(3,644)	(560)	(5,486)	11,092
Net cash used in operating activities	(418,649)	(64,347)	(2,239,444)	(514,735)
Cash flows from investing activities:
Purchase of short-term investments	(2,488,010)	(382,400)	(5,097,309)	(1,139,691)
Proceeds from maturity of short-term investments	3,271,860	502,876	2,847,284	442,136
Purchase of yield enhancement products	0	0	(807,210)	(718,619)
Proceeds from maturity of yield enhancement products	434,977	66,855	538,485	10,865
Increase in loan receivable	(16,438)	(2,526)	(18,038)	0
Changes in restricted cash	32,752	5,034	214,436	(294,387)
Purchase of property and equipment and intangible assets	(160,497)	(24,668)	(117,894)	(155,478)
Cash paid for long-term investments	(426,227)	(65,510)	(57,500)	0
Proceeds from disposal of property and equipment	0	0	0	155
Cash paid for acquisition, net of cash received	(111)	(17)	(16,501)	(60,149)
Net cash (used in)/provided by investing activities	648,306	99,644	(2,514,247)	(1,915,168)
Cash flows from financing activities:
Proceeds from the private placement, net of issuance cost	0	0	3,275,835	2,430,223
Cash paid for repurchase of ordinary shares	(166,149)	(25,537)	(19,708)	0
Proceeds from issuance of ordinary shares upon exercise of options	67,344	10,351	8,483	12,637
Contingent consideration paid for business acquisitions	(6,800)	(1,045)	(2,250)	0
Acquisition of noncontrolling interests	0	0	0	(1,496)
Cash contribution from noncontrolling interests	3,599	553	0
Proceeds from sales/(redemption) of yield enhancement products	(682,760)	(104,938)	274,698	579,474
Repayment of short-term debt	0	0	0	(15,000)
Cash contribution from redeemable noncontrolling interest holders	0	0	90,000
Net cash provided by/(used in) financing activities	(784,766)	(120,616)	3,627,058	3,005,838
Effect of exchange rate changes on cash and cash equivalents	(46,026)	(7,074)	110,652	67,560
Net increase/(decrease) in cash and cash equivalents	(601,135)	(92,393)	(1,015,981)	643,495
Cash and cash equivalents at the beginning of year	1,085,236	166,798	2,101,217	1,457,722
Cash and cash equivalents at the end of year	484,101	74,405	1,085,236	2,101,217
Supplemental disclosure of cash flow information
Income tax paid	12,199	1,875	1,506	0
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	11,859	1,823	16,963	18,953
Receivables related to exercise of stock options	(385)	(59)	(163)	(3,379)
Accrual related to business acquisition	¥ 38,116	$ 5,858	¥ 39,344	¥ 42,116